BANKING FACILITIES (Details Narrative) - HKD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Subsidiary is entitled to trade facilities	$ 9,400,000	$ 20,000,000.0
Debt of subsidiary	$ 4,400,000	20,000,000
Debt Instrument, Description	As of September 30, 2025, the facilities of HK$9.0 million were made available to the subsidiary. The banking facilities include letter of credit, trust receipt, invoice financing, and letter of guarantee. Of the available facilities, as of September 30, 2025, the Group had utilized HK$8,883,000. The unutilized banking facilities available to the subsidiary were HK$117,000 as of September 30, 2025.
CMB Wing Lung Bank Limited [Member]
Available to subsidiary provided	$ 4,400,000	20,000,000.0
Debt of subsidiary	5,000,000.0
Utilized banking facilities	1,957,870	2,355,023
Unutilized banking facilities	$ 2,442,130	$ 17,644,977